S000001579 [Member] Investment Objectives and Goals - Global Real Estate Securities Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Global Real Estate Securities Fund
Objective [Heading]	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	The Fund seeks to provide current income and long term capital growth.